SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES, Net Income Per Ordinary Share (Q1) (Details) - USD ($)	3 Months Ended		5 Months Ended	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020
Numerator:
Net income (loss)	$ 8,009,333	$ 5,572,126	$ (20,851,423)	$ 23,194,905
Class A Ordinary Shares [Member]
Numerator:
Net income (loss)	$ 6,407,466	$ 4,457,701		$ 18,555,924	$ (17,023,763)
Denominator:
Weighted average shares outstanding, basic (in shares)	27,600,000	27,600,000	21,660,759	27,600,000	21,660,759
Weighted average shares outstanding, diluted (in shares)	27,600,000	27,600,000	21,660,759	27,600,000	21,660,759
Basic net income per ordinary share (in dollars per share)	$ 0.23	$ 0.16	$ (0.79)	$ 0.67	$ (0.79)
Diluted net income per ordinary share (in dollars per share)	$ 0.23	$ 0.16	$ (0.79)	$ 0.67	$ (0.79)
Class B Ordinary Shares [Member]
Numerator:
Net income (loss)	$ 1,601,867	$ 1,114,425		$ 4,638,981	$ (3,827,660)
Denominator:
Weighted average shares outstanding, basic (in shares)	6,900,000	6,900,000	4,870,253	6,900,000	4,870,253
Weighted average shares outstanding, diluted (in shares)	6,900,000	6,900,000	4,870,253	6,900,000	4,870,253
Basic net income per ordinary share (in dollars per share)	$ 0.23	$ 0.16	$ (0.79)	$ 0.67	$ (0.79)
Diluted net income per ordinary share (in dollars per share)	$ 0.23	$ 0.16	$ (0.79)	$ 0.67	$ (0.79)